Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Accrued And Other Current Liabilities

	2012	2011
Accrued royalties payable	$79.1	$73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13.0	15.2
Accrued transaction costs	12.5	—
Janssen AI losses in excess of investment	11.0	—
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8.0	—
Litigation accruals	1.0	0.7
Other accruals	15.5	16.5

Total accrued and other current liabilities	$314.1	$229.9

Schedule Of Other Long-Term Liabilities

	2012	2011
Unfunded pension liability	$39.1	$12.2
Accrued income tax payable	6.1	6.2
Deferred rent	0.6	17.0
Deferred revenue	0.1	0.4
Other	16.4	24.9

Total other long-term liabilities	$62.3	$60.7

Schedule Of Rollforward Of The Severance, Restructuring And Other Charges Accrual

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7
Restructuring and other charges	48.7
Reversal of prior year accrual	(2.1)
Reclassification from long term accrual	0.2
Cash payments	(22.9)
Non-cash charges	(6.0)

Balance at December 31, 2012	$27.6